Fees Summary	Aug. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,605,000.00
Previously Paid Amount	0.00
Total Fee Amount	532.10
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 532.10
Narrative - Max Aggregate Offering Price	$ 3,605,000.00
Final Prospectus	true